Presentation of financial statements and summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2017
Databases
Presentation of financial statements and summary of significant accounting policies
Finite-Lived Intangible Assets, Amortization Rate	10.00%
Relationships with suppliers
Presentation of financial statements and summary of significant accounting policies
Finite-Lived Intangible Assets, Amortization Rate	6.30%
Systems development and deployment
Presentation of financial statements and summary of significant accounting policies
Finite-Lived Intangible Assets, Amortization Rate	20.00%